UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Multi-Asset Conservative Allocation Fund

Class A: SPDAX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.62%

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.07% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.55% and 6.90%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 12.34%.

The Fund’s outperformance versus the S&P Target Risk Conservative Index was largely a function of its overweight allocation to equities in comparison to the index. Stocks strongly outpaced bonds during the period, as the combination of positive global growth, steady corporate earnings, and anticipation of more accommodative central bank policy fueled investors’ appetite for risk.

The Fund also benefited from its allocation to a real assets portfolio in lieu of bonds. Although the Fund’s position in commodities lost ground, the shortfall was overcome by strong, double-digit returns for real estate investment trusts and infrastructure stocks. Both categories staged impressive rallies in the latter half of the period once investors began to grow more optimistic on the interest rate outlook.

Positioning in the fixed-income portfolio also contributed to results. Here, we emphasized higher-yielding, credit-oriented market segments such as securitized assets, corporate bonds (both investment grade and high yield), and emerging-markets debt. All of these categories outpaced U.S. Treasuries, which make up the bulk of the bond allocation in the index. Our decision to keep duration (interest-rate sensitivity) above that of the index was a further plus.

The Fund’s global diversification in its equity portfolio — via positions in Europe, Japan, Asia ex-Japan, and the emerging markets — was the primary detractor. While each of these categories registered a gain in absolute terms, they were unable to keep pace with the United States.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the S&P Target Risk Conservative Index as the Fund's broad-based indices in compliance with updated regulatory requirements.

S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income while seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The S&P Target Risk Conservative Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI ACWI All Cap Index
Bloomberg Global Aggregate Index
S&P Target Risk Conservative Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,682
$14,858
$13,452
$10,119
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'14	$9,425	$10,000	$10,000	$10,000
'14	$9,183	$9,644	$9,721	$9,841
'14	$9,337	$9,717	$9,722	$9,956
'14	$9,389	$9,859	$9,687	$10,015
'14	$9,307	$9,697	$9,620	$9,966
'15	$9,307	$9,546	$9,605	$10,001
'15	$9,508	$10,078	$9,527	$10,098
'15	$9,468	$9,946	$9,435	$10,107
'15	$9,513	$10,221	$9,536	$10,150
'15	$9,529	$10,230	$9,365	$10,136
'15	$9,364	$10,006	$9,324	$9,990
'15	$9,439	$10,060	$9,345	$10,050
'15	$9,083	$9,387	$9,356	$9,828
'15	$8,939	$9,044	$9,404	$9,759
'15	$9,274	$9,725	$9,423	$9,976
'15	$9,289	$9,666	$9,267	$9,966
'15	$9,143	$9,487	$9,317	$9,860
'16	$8,959	$8,891	$9,397	$9,767
'16	$8,897	$8,845	$9,607	$9,795
'16	$9,100	$9,515	$9,866	$10,094
'16	$9,146	$9,668	$9,997	$10,162
'16	$9,200	$9,686	$9,863	$10,198
'16	$9,299	$9,616	$10,151	$10,335
'16	$9,493	$10,044	$10,228	$10,524
'16	$9,477	$10,079	$10,178	$10,529
'16	$9,499	$10,156	$10,234	$10,553
'16	$9,390	$9,959	$9,950	$10,421
'16	$9,351	$10,067	$9,555	$10,287
'16	$9,466	$10,284	$9,511	$10,378
'17	$9,567	$10,565	$9,618	$10,456
'17	$9,739	$10,855	$9,664	$10,608
'17	$9,750	$10,984	$9,679	$10,662
'17	$9,868	$11,159	$9,788	$10,781
'17	$9,986	$11,382	$9,939	$10,905
'17	$9,950	$11,451	$9,930	$10,925
'17	$10,131	$11,765	$10,097	$11,050
'17	$10,171	$11,807	$10,197	$11,127
'17	$10,244	$12,063	$10,105	$11,167
'17	$10,308	$12,305	$10,067	$11,265
'17	$10,379	$12,546	$10,179	$11,314
'17	$10,471	$12,753	$10,214	$11,384
'18	$10,662	$13,440	$10,336	$11,513
'18	$10,376	$12,880	$10,244	$11,269
'18	$10,327	$12,640	$10,353	$11,291
'18	$10,319	$12,756	$10,188	$11,245
'18	$10,367	$12,809	$10,110	$11,293
'18	$10,341	$12,730	$10,065	$11,275
'18	$10,453	$13,079	$10,049	$11,399
'18	$10,557	$13,198	$10,059	$11,460
'18	$10,554	$13,218	$9,972	$11,437
'18	$10,080	$12,182	$9,861	$11,113
'18	$10,136	$12,351	$9,892	$11,202
'18	$9,804	$11,456	$10,092	$11,074
'19	$10,264	$12,387	$10,245	$11,421
'19	$10,418	$12,732	$10,186	$11,525
'19	$10,560	$12,861	$10,314	$11,721
'19	$10,722	$13,285	$10,283	$11,858
'19	$10,520	$12,492	$10,423	$11,757
'19	$10,865	$13,292	$10,654	$12,086
'19	$10,898	$13,331	$10,624	$12,122
'19	$10,947	$12,993	$10,840	$12,248
'19	$10,993	$13,265	$10,730	$12,295
'19	$11,116	$13,631	$10,801	$12,412
'19	$11,198	$13,970	$10,720	$12,485
'19	$11,383	$14,468	$10,782	$12,623
'20	$11,408	$14,275	$10,920	$12,720
'20	$11,070	$13,103	$10,993	$12,522
'20	$10,054	$11,212	$10,747	$11,836
'20	$10,584	$12,450	$10,958	$12,303
'20	$10,890	$13,025	$11,006	$12,605
'20	$11,053	$13,443	$11,104	$12,788
'20	$11,420	$14,139	$11,458	$13,117
'20	$11,645	$14,997	$11,440	$13,298
'20	$11,449	$14,536	$11,399	$13,168
'20	$11,340	$14,222	$11,410	$13,051
'20	$12,010	$16,026	$11,617	$13,604
'20	$12,297	$16,828	$11,774	$13,843
'21	$12,280	$16,806	$11,670	$13,774
'21	$12,348	$17,261	$11,469	$13,757
'21	$12,469	$17,706	$11,248	$13,828
'21	$12,736	$18,472	$11,390	$14,077
'21	$12,866	$18,750	$11,497	$14,169
'21	$13,004	$18,973	$11,396	$14,287
'21	$13,091	$19,064	$11,548	$14,427
'21	$13,212	$19,535	$11,500	$14,519
'21	$12,922	$18,761	$11,295	$14,238
'21	$13,191	$19,668	$11,268	$14,450
'21	$12,991	$19,134	$11,235	$14,372
'21	$13,276	$19,891	$11,219	$14,533
'22	$12,823	$18,856	$10,989	$14,135
'22	$12,593	$18,426	$10,859	$13,888
'22	$12,570	$18,801	$10,528	$13,722
'22	$11,902	$17,308	$9,951	$13,049
'22	$11,948	$17,316	$9,978	$13,118
'22	$11,360	$15,822	$9,658	$12,625
'22	$11,854	$16,949	$9,864	$13,118
'22	$11,509	$16,350	$9,474	$12,689
'22	$10,787	$14,769	$8,988	$11,989
'22	$11,003	$15,674	$8,926	$12,136
'22	$11,585	$16,865	$9,346	$12,792
'22	$11,299	$16,223	$9,396	$12,501
'23	$11,808	$17,419	$9,705	$13,063
'23	$11,478	$16,934	$9,382	$12,714
'23	$11,749	$17,344	$9,679	$13,050
'23	$11,806	$17,562	$9,722	$13,159
'23	$11,654	$17,347	$9,532	$13,020
'23	$11,906	$18,356	$9,531	$13,246
'23	$12,078	$19,058	$9,597	$13,389
'23	$11,897	$18,509	$9,466	$13,226
'23	$11,555	$17,730	$9,189	$12,846
'23	$11,345	$17,135	$9,079	$12,614
'23	$12,034	$18,717	$9,537	$13,326
'23	$12,538	$19,704	$9,933	$13,868
'24	$12,489	$19,746	$9,796	$13,905
'24	$12,588	$20,567	$9,673	$13,942
'24	$12,860	$21,216	$9,726	$14,178
'24	$12,446	$20,495	$9,481	$13,809
'24	$12,831	$21,325	$9,605	$14,156
'24	$12,926	$21,713	$9,619	$14,300
'24	$13,234	$22,167	$9,885	$14,614
'24	$13,452	$22,682	$10,119	$14,858

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.07%	4.21%	3.62%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	6.57%	2.98%	3.01%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Conservative Index	12.34%	3.94%	4.04%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	64,024,039
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
Fixed Income - Exchange-Traded Funds	47%
Fixed Income - Money Market Funds	4%
Equity - Equity Funds	32%
Equity - Exchange-Traded Funds	9%
Government & Agency Obligations	1%
Total	100%

Top Ten Holdings

Holdings	78.2% of Net Assets
DWS ESG Core Equity Fund	13.6%
iShares GNMA Bond ETF	12.2%
DWS Core Equity Fund	9.1%
Vanguard Total International Bond ETF	9.0%
Vanguard Intermediate-Term Corporate Bond ETF	8.6%
iShares JP Morgan USD Emerging Markets Bond ETF	6.2%
DWS High Income Fund	6.0%
iShares Core MSCI Europe ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.6%
iShares U.S. Treasury Bond ETF	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.05% to 0.95%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRA-A

R-102934-1 (10/24)

DWS Multi-Asset Conservative Allocation Fund

Class C: SPDCX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.37%

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 12.23% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.55% and 6.90%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 12.34%.

The Fund’s outperformance versus the S&P Target Risk Conservative Index was largely a function of its overweight allocation to equities in comparison to the index. Stocks strongly outpaced bonds during the period, as the combination of positive global growth, steady corporate earnings, and anticipation of more accommodative central bank policy fueled investors’ appetite for risk.

The Fund also benefited from its allocation to a real assets portfolio in lieu of bonds. Although the Fund’s position in commodities lost ground, the shortfall was overcome by strong, double-digit returns for real estate investment trusts and infrastructure stocks. Both categories staged impressive rallies in the latter half of the period once investors began to grow more optimistic on the interest rate outlook.

Positioning in the fixed-income portfolio also contributed to results. Here, we emphasized higher-yielding, credit-oriented market segments such as securitized assets, corporate bonds (both investment grade and high yield), and emerging-markets debt. All of these categories outpaced U.S. Treasuries, which make up the bulk of the bond allocation in the index. Our decision to keep duration (interest-rate sensitivity) above that of the index was a further plus.

The Fund’s global diversification in its equity portfolio — via positions in Europe, Japan, Asia ex-Japan, and the emerging markets — was the primary detractor. While each of these categories registered a gain in absolute terms, they were unable to keep pace with the United States.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the S&P Target Risk Conservative Index as the Fund's broad-based indices in compliance with updated regulatory requirements.

S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income while seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The S&P Target Risk Conservative Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI ACWI All Cap Index
Bloomberg Global Aggregate Index
S&P Target Risk Conservative Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,682
$14,858
$13,249
$10,119
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$9,739	$9,644	$9,721	$9,841
'14	$9,896	$9,717	$9,722	$9,956
'14	$9,951	$9,859	$9,687	$10,015
'14	$9,853	$9,697	$9,620	$9,966
'15	$9,845	$9,546	$9,605	$10,001
'15	$10,050	$10,078	$9,527	$10,098
'15	$10,005	$9,946	$9,435	$10,107
'15	$10,045	$10,221	$9,536	$10,150
'15	$10,061	$10,230	$9,365	$10,136
'15	$9,875	$10,006	$9,324	$9,990
'15	$9,947	$10,060	$9,345	$10,050
'15	$9,572	$9,387	$9,356	$9,828
'15	$9,409	$9,044	$9,404	$9,759
'15	$9,754	$9,725	$9,423	$9,976
'15	$9,770	$9,666	$9,267	$9,966
'15	$9,606	$9,487	$9,317	$9,860
'16	$9,404	$8,891	$9,397	$9,767
'16	$9,340	$8,845	$9,607	$9,795
'16	$9,543	$9,515	$9,866	$10,094
'16	$9,583	$9,668	$9,997	$10,162
'16	$9,632	$9,686	$9,863	$10,198
'16	$9,742	$9,616	$10,151	$10,335
'16	$9,928	$10,044	$10,228	$10,524
'16	$9,904	$10,079	$10,178	$10,529
'16	$9,924	$10,156	$10,234	$10,553
'16	$9,802	$9,959	$9,950	$10,421
'16	$9,762	$10,067	$9,555	$10,287
'16	$9,870	$10,284	$9,511	$10,378
'17	$9,976	$10,565	$9,618	$10,456
'17	$10,148	$10,855	$9,664	$10,608
'17	$10,157	$10,984	$9,679	$10,662
'17	$10,271	$11,159	$9,788	$10,781
'17	$10,377	$11,382	$9,939	$10,905
'17	$10,346	$11,451	$9,930	$10,925
'17	$10,525	$11,765	$10,097	$11,050
'17	$10,558	$11,807	$10,197	$11,127
'17	$10,623	$12,063	$10,105	$11,167
'17	$10,688	$12,305	$10,067	$11,265
'17	$10,746	$12,546	$10,179	$11,314
'17	$10,838	$12,753	$10,214	$11,384
'18	$11,035	$13,440	$10,336	$11,513
'18	$10,723	$12,880	$10,244	$11,269
'18	$10,668	$12,640	$10,353	$11,291
'18	$10,652	$12,756	$10,188	$11,245
'18	$10,701	$12,809	$10,110	$11,293
'18	$10,663	$12,730	$10,065	$11,275
'18	$10,770	$13,079	$10,049	$11,399
'18	$10,877	$13,198	$10,059	$11,460
'18	$10,862	$13,218	$9,972	$11,437
'18	$10,366	$12,182	$9,861	$11,113
'18	$10,415	$12,351	$9,892	$11,202
'18	$10,080	$11,456	$10,092	$11,074
'19	$10,544	$12,387	$10,245	$11,421
'19	$10,693	$12,732	$10,186	$11,525
'19	$10,827	$12,861	$10,314	$11,721
'19	$10,994	$13,285	$10,283	$11,858
'19	$10,769	$12,492	$10,423	$11,757
'19	$11,120	$13,292	$10,654	$12,086
'19	$11,145	$13,331	$10,624	$12,122
'19	$11,186	$12,993	$10,840	$12,248
'19	$11,229	$13,265	$10,730	$12,295
'19	$11,346	$13,631	$10,801	$12,412
'19	$11,430	$13,970	$10,720	$12,485
'19	$11,605	$14,468	$10,782	$12,623
'20	$11,622	$14,275	$10,920	$12,720
'20	$11,269	$13,103	$10,993	$12,522
'20	$10,240	$11,212	$10,747	$11,836
'20	$10,770	$12,450	$10,958	$12,303
'20	$11,065	$13,025	$11,006	$12,605
'20	$11,227	$13,443	$11,104	$12,788
'20	$11,599	$14,139	$11,458	$13,117
'20	$11,811	$14,997	$11,440	$13,298
'20	$11,607	$14,536	$11,399	$13,168
'20	$11,488	$14,222	$11,410	$13,051
'20	$12,168	$16,026	$11,617	$13,604
'20	$12,443	$16,828	$11,774	$13,843
'21	$12,426	$16,806	$11,670	$13,774
'21	$12,478	$17,261	$11,469	$13,757
'21	$12,594	$17,706	$11,248	$13,828
'21	$12,864	$18,472	$11,390	$14,077
'21	$12,986	$18,750	$11,497	$14,169
'21	$13,119	$18,973	$11,396	$14,287
'21	$13,188	$19,064	$11,548	$14,427
'21	$13,311	$19,535	$11,500	$14,519
'21	$13,003	$18,761	$11,295	$14,238
'21	$13,274	$19,668	$11,268	$14,450
'21	$13,064	$19,134	$11,235	$14,372
'21	$13,333	$19,891	$11,219	$14,533
'22	$12,879	$18,856	$10,989	$14,135
'22	$12,638	$18,426	$10,859	$13,888
'22	$12,601	$18,801	$10,528	$13,722
'22	$11,931	$17,308	$9,951	$13,049
'22	$11,968	$17,316	$9,978	$13,118
'22	$11,376	$15,822	$9,658	$12,625
'22	$11,861	$16,949	$9,864	$13,118
'22	$11,507	$16,350	$9,474	$12,689
'22	$10,782	$14,769	$8,988	$11,989
'22	$10,988	$15,674	$8,926	$12,136
'22	$11,560	$16,865	$9,346	$12,792
'22	$11,272	$16,223	$9,396	$12,501
'23	$11,770	$17,419	$9,705	$13,063
'23	$11,432	$16,934	$9,382	$12,714
'23	$11,689	$17,344	$9,679	$13,050
'23	$11,746	$17,562	$9,722	$13,159
'23	$11,585	$17,347	$9,532	$13,020
'23	$11,833	$18,356	$9,531	$13,246
'23	$11,985	$19,058	$9,597	$13,389
'23	$11,805	$18,509	$9,466	$13,226
'23	$11,453	$17,730	$9,189	$12,846
'23	$11,245	$17,135	$9,079	$12,614
'23	$11,918	$18,717	$9,537	$13,326
'23	$12,405	$19,704	$9,933	$13,868
'24	$12,356	$19,746	$9,796	$13,905
'24	$12,443	$20,567	$9,673	$13,942
'24	$12,709	$21,216	$9,726	$14,178
'24	$12,290	$20,495	$9,481	$13,809
'24	$12,660	$21,325	$9,605	$14,156
'24	$12,750	$21,713	$9,619	$14,300
'24	$13,044	$22,167	$9,885	$14,614
'24	$13,249	$22,682	$10,119	$14,858

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	12.23%	3.44%	2.85%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.23%	3.44%	2.85%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Conservative Index	12.34%	3.94%	4.04%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	64,024,039
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
Fixed Income - Exchange-Traded Funds	47%
Fixed Income - Money Market Funds	4%
Equity - Equity Funds	32%
Equity - Exchange-Traded Funds	9%
Government & Agency Obligations	1%
Total	100%

Top Ten Holdings

Holdings	78.2% of Net Assets
DWS ESG Core Equity Fund	13.6%
iShares GNMA Bond ETF	12.2%
DWS Core Equity Fund	9.1%
Vanguard Total International Bond ETF	9.0%
Vanguard Intermediate-Term Corporate Bond ETF	8.6%
iShares JP Morgan USD Emerging Markets Bond ETF	6.2%
DWS High Income Fund	6.0%
iShares Core MSCI Europe ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.6%
iShares U.S. Treasury Bond ETF	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.80% to 1.70%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRA-C

R-102934-1 (10/24)

DWS Multi-Asset Conservative Allocation Fund

Class S: SPBAX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.37%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 13.38% for the period ended August 31, 2024. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.55% and 6.90%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 12.34%.

The Fund’s outperformance versus the S&P Target Risk Conservative Index was largely a function of its overweight allocation to equities in comparison to the index. Stocks strongly outpaced bonds during the period, as the combination of positive global growth, steady corporate earnings, and anticipation of more accommodative central bank policy fueled investors’ appetite for risk.

The Fund also benefited from its allocation to a real assets portfolio in lieu of bonds. Although the Fund’s position in commodities lost ground, the shortfall was overcome by strong, double-digit returns for real estate investment trusts and infrastructure stocks. Both categories staged impressive rallies in the latter half of the period once investors began to grow more optimistic on the interest rate outlook.

Positioning in the fixed-income portfolio also contributed to results. Here, we emphasized higher-yielding, credit-oriented market segments such as securitized assets, corporate bonds (both investment grade and high yield), and emerging-markets debt. All of these categories outpaced U.S. Treasuries, which make up the bulk of the bond allocation in the index. Our decision to keep duration (interest-rate sensitivity) above that of the index was a further plus.

The Fund’s global diversification in its equity portfolio — via positions in Europe, Japan, Asia ex-Japan, and the emerging markets — was the primary detractor. While each of these categories registered a gain in absolute terms, they were unable to keep pace with the United States.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the S&P Target Risk Conservative Index as the Fund's broad-based indices in compliance with updated regulatory requirements.

S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income while seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The S&P Target Risk Conservative Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI ACWI All Cap Index
Bloomberg Global Aggregate Index
S&P Target Risk Conservative Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,682
$14,858
$14,641
$10,119
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$9,749	$9,644	$9,721	$9,841
'14	$9,913	$9,717	$9,722	$9,956
'14	$9,976	$9,859	$9,687	$10,015
'14	$9,887	$9,697	$9,620	$9,966
'15	$9,887	$9,546	$9,605	$10,001
'15	$10,101	$10,078	$9,527	$10,098
'15	$10,065	$9,946	$9,435	$10,107
'15	$10,113	$10,221	$9,536	$10,150
'15	$10,137	$10,230	$9,365	$10,136
'15	$9,959	$10,006	$9,324	$9,990
'15	$10,040	$10,060	$9,345	$10,050
'15	$9,669	$9,387	$9,356	$9,828
'15	$9,513	$9,044	$9,404	$9,759
'15	$9,870	$9,725	$9,423	$9,976
'15	$9,894	$9,666	$9,267	$9,966
'15	$9,728	$9,487	$9,317	$9,860
'16	$9,540	$8,891	$9,397	$9,767
'16	$9,483	$8,845	$9,607	$9,795
'16	$9,697	$9,515	$9,866	$10,094
'16	$9,746	$9,668	$9,997	$10,162
'16	$9,804	$9,686	$9,863	$10,198
'16	$9,916	$9,616	$10,151	$10,335
'16	$10,122	$10,044	$10,228	$10,524
'16	$10,106	$10,079	$10,178	$10,529
'16	$10,135	$10,156	$10,234	$10,553
'16	$10,019	$9,959	$9,950	$10,421
'16	$9,986	$10,067	$9,555	$10,287
'16	$10,098	$10,284	$9,511	$10,378
'17	$10,223	$10,565	$9,618	$10,456
'17	$10,407	$10,855	$9,664	$10,608
'17	$10,417	$10,984	$9,679	$10,662
'17	$10,543	$11,159	$9,788	$10,781
'17	$10,669	$11,382	$9,939	$10,905
'17	$10,638	$11,451	$9,930	$10,925
'17	$10,831	$11,765	$10,097	$11,050
'17	$10,874	$11,807	$10,197	$11,127
'17	$10,959	$12,063	$10,105	$11,167
'17	$11,027	$12,305	$10,067	$11,265
'17	$11,103	$12,546	$10,179	$11,314
'17	$11,201	$12,753	$10,214	$11,384
'18	$11,414	$13,440	$10,336	$11,513
'18	$11,108	$12,880	$10,244	$11,269
'18	$11,061	$12,640	$10,353	$11,291
'18	$11,053	$12,756	$10,188	$11,245
'18	$11,113	$12,809	$10,110	$11,293
'18	$11,084	$12,730	$10,065	$11,275
'18	$11,204	$13,079	$10,049	$11,399
'18	$11,315	$13,198	$10,059	$11,460
'18	$11,310	$13,218	$9,972	$11,437
'18	$10,810	$12,182	$9,861	$11,113
'18	$10,870	$12,351	$9,892	$11,202
'18	$10,521	$11,456	$10,092	$11,074
'19	$11,015	$12,387	$10,245	$11,421
'19	$11,188	$12,732	$10,186	$11,525
'19	$11,331	$12,861	$10,314	$11,721
'19	$11,514	$13,285	$10,283	$11,858
'19	$11,296	$12,492	$10,423	$11,757
'19	$11,667	$13,292	$10,654	$12,086
'19	$11,710	$13,331	$10,624	$12,122
'19	$11,763	$12,993	$10,840	$12,248
'19	$11,811	$13,265	$10,730	$12,295
'19	$11,952	$13,631	$10,801	$12,412
'19	$12,041	$13,970	$10,720	$12,485
'19	$12,239	$14,468	$10,782	$12,623
'20	$12,275	$14,275	$10,920	$12,720
'20	$11,911	$13,103	$10,993	$12,522
'20	$10,822	$11,212	$10,747	$11,836
'20	$11,394	$12,450	$10,958	$12,303
'20	$11,724	$13,025	$11,006	$12,605
'20	$11,898	$13,443	$11,104	$12,788
'20	$12,302	$14,139	$11,458	$13,117
'20	$12,545	$14,997	$11,440	$13,298
'20	$12,341	$14,536	$11,399	$13,168
'20	$12,224	$14,222	$11,410	$13,051
'20	$12,948	$16,026	$11,617	$13,604
'20	$13,256	$16,828	$11,774	$13,843
'21	$13,247	$16,806	$11,670	$13,774
'21	$13,321	$17,261	$11,469	$13,757
'21	$13,450	$17,706	$11,248	$13,828
'21	$13,749	$18,472	$11,390	$14,077
'21	$13,888	$18,750	$11,497	$14,169
'21	$14,047	$18,973	$11,396	$14,287
'21	$14,141	$19,064	$11,548	$14,427
'21	$14,272	$19,535	$11,500	$14,519
'21	$13,958	$18,761	$11,295	$14,238
'21	$14,259	$19,668	$11,268	$14,450
'21	$14,042	$19,134	$11,235	$14,372
'21	$14,349	$19,891	$11,219	$14,533
'22	$13,869	$18,856	$10,989	$14,135
'22	$13,619	$18,426	$10,859	$13,888
'22	$13,593	$18,801	$10,528	$13,722
'22	$12,879	$17,308	$9,951	$13,049
'22	$12,929	$17,316	$9,978	$13,118
'22	$12,299	$15,822	$9,658	$12,625
'22	$12,836	$16,949	$9,864	$13,118
'22	$12,461	$16,350	$9,474	$12,689
'22	$11,686	$14,769	$8,988	$11,989
'22	$11,920	$15,674	$8,926	$12,136
'22	$12,551	$16,865	$9,346	$12,792
'22	$12,249	$16,223	$9,396	$12,501
'23	$12,802	$17,419	$9,705	$13,063
'23	$12,443	$16,934	$9,382	$12,714
'23	$12,734	$17,344	$9,679	$13,050
'23	$12,806	$17,562	$9,722	$13,159
'23	$12,652	$17,347	$9,532	$13,020
'23	$12,924	$18,356	$9,531	$13,246
'23	$13,100	$19,058	$9,597	$13,389
'23	$12,914	$18,509	$9,466	$13,226
'23	$12,540	$17,730	$9,189	$12,846
'23	$12,321	$17,135	$9,079	$12,614
'23	$13,081	$18,717	$9,537	$13,326
'23	$13,618	$19,704	$9,933	$13,868
'24	$13,575	$19,746	$9,796	$13,905
'24	$13,682	$20,567	$9,673	$13,942
'24	$13,977	$21,216	$9,726	$14,178
'24	$13,536	$20,495	$9,481	$13,809
'24	$13,955	$21,325	$9,605	$14,156
'24	$14,068	$21,713	$9,619	$14,300
'24	$14,403	$22,167	$9,885	$14,614
'24	$14,641	$22,682	$10,119	$14,858

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	13.38%	4.47%	3.89%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Conservative Index	12.34%	3.94%	4.04%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	64,024,039
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
Fixed Income - Exchange-Traded Funds	47%
Fixed Income - Money Market Funds	4%
Equity - Equity Funds	32%
Equity - Exchange-Traded Funds	9%
Government & Agency Obligations	1%
Total	100%

Top Ten Holdings

Holdings	78.2% of Net Assets
DWS ESG Core Equity Fund	13.6%
iShares GNMA Bond ETF	12.2%
DWS Core Equity Fund	9.1%
Vanguard Total International Bond ETF	9.0%
Vanguard Intermediate-Term Corporate Bond ETF	8.6%
iShares JP Morgan USD Emerging Markets Bond ETF	6.2%
DWS High Income Fund	6.0%
iShares Core MSCI Europe ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.6%
iShares U.S. Treasury Bond ETF	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.80% to 0.70%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRA-S

R-102934-1 (10/24)

DWS Multi-Asset Moderate Allocation Fund

Class A: PLUSX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.62%

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 16.55% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.55% and 6.90%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 13.84%.

The Fund’s outperformance versus the S&P Target Risk Moderate Index was largely a function of its overweight allocation to equities in comparison to the index. Stocks strongly outpaced bonds during the period, as the combination of positive global growth, steady corporate earnings, and anticipation of more accommodative central bank policy fueled investors’ appetite for risk.

The Fund also benefited from its allocation to a real assets portfolio in lieu of bonds. Although the Fund’s position in commodities lost ground, the shortfall was overcome by strong, double-digit returns for real estate investment trusts and infrastructure stocks. Both categories staged impressive rallies in the latter half of the period once investors began to grow more optimistic on the interest rate outlook.

Positioning in the fixed-income portfolio also contributed to results. Here, we emphasized higher-yielding, credit-oriented market segments such as securitized assets, corporate bonds (both investment grade and high yield), and emerging-markets debt. All of these categories outpaced U.S. Treasuries, which make up the bulk of the bond allocation in the index. Our decision to keep duration (interest-rate sensitivity) above that of the index was a further plus.

The Fund’s global diversification in its equity portfolio — via positions in Europe, Japan, Asia ex-Japan, and the emerging markets — was the primary detractor. While each of these categories registered a gain in absolute terms, they were unable to keep pace with the United States.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the S&P Target Risk Conservative Index as the Fund's broad-based indices in compliance with updated regulatory requirements.

S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The S&P Target Risk Moderate Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI ACWI All Cap Index
Bloomberg Global Aggregate Index
S&P Target Risk Moderate Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
$22,682
$15,991
$15,492
$10,119

	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'14	$9,425	$10,000	$10,000	$10,000
'14	$9,159	$9,644	$9,721	$9,793
'14	$9,331	$9,717	$9,722	$9,942
'14	$9,417	$9,859	$9,687	$10,009
'14	$9,332	$9,697	$9,620	$9,952
'15	$9,279	$9,546	$9,605	$9,961
'15	$9,606	$10,078	$9,527	$10,124
'15	$9,553	$9,946	$9,435	$10,112
'15	$9,615	$10,221	$9,536	$10,188
'15	$9,677	$10,230	$9,365	$10,180
'15	$9,509	$10,006	$9,324	$10,022
'15	$9,597	$10,060	$9,345	$10,086
'15	$9,200	$9,387	$9,356	$9,795
'15	$9,032	$9,044	$9,404	$9,691
'15	$9,414	$9,725	$9,423	$9,974
'15	$9,453	$9,666	$9,267	$9,967
'15	$9,227	$9,487	$9,317	$9,846
'16	$8,845	$8,891	$9,397	$9,691
'16	$8,590	$8,845	$9,607	$9,698
'16	$8,913	$9,515	$9,866	$10,053
'16	$8,953	$9,668	$9,997	$10,129
'16	$9,031	$9,686	$9,863	$10,171
'16	$9,041	$9,616	$10,151	$10,281
'16	$9,305	$10,044	$10,228	$10,501
'16	$9,315	$10,079	$10,178	$10,511
'16	$9,335	$10,156	$10,234	$10,546
'16	$9,237	$9,959	$9,950	$10,403
'16	$9,344	$10,067	$9,555	$10,306
'16	$9,462	$10,284	$9,511	$10,415
'17	$9,577	$10,565	$9,618	$10,524
'17	$9,774	$10,855	$9,664	$10,696
'17	$9,784	$10,984	$9,679	$10,766
'17	$9,909	$11,159	$9,788	$10,895
'17	$10,034	$11,382	$9,939	$11,037
'17	$10,044	$11,451	$9,930	$11,065
'17	$10,252	$11,765	$10,097	$11,218
'17	$10,262	$11,807	$10,197	$11,289
'17	$10,397	$12,063	$10,105	$11,360
'17	$10,511	$12,305	$10,067	$11,481
'17	$10,657	$12,546	$10,179	$11,554
'17	$10,768	$12,753	$10,214	$11,642
'18	$11,119	$13,440	$10,336	$11,846
'18	$10,735	$12,880	$10,244	$11,553
'18	$10,647	$12,640	$10,353	$11,553
'18	$10,702	$12,756	$10,188	$11,519
'18	$10,757	$12,809	$10,110	$11,568
'18	$10,735	$12,730	$10,065	$11,541
'18	$10,911	$13,079	$10,049	$11,701
'18	$11,042	$13,198	$10,059	$11,767
'18	$11,053	$13,218	$9,972	$11,752
'18	$10,395	$12,182	$9,861	$11,337
'18	$10,483	$12,351	$9,892	$11,441
'18	$9,944	$11,456	$10,092	$11,209
'19	$10,557	$12,387	$10,245	$11,634
'19	$10,754	$12,732	$10,186	$11,768
'19	$10,870	$12,861	$10,314	$11,961
'19	$11,113	$13,285	$10,283	$12,140
'19	$10,719	$12,492	$10,423	$11,947
'19	$11,183	$13,292	$10,654	$12,340
'19	$11,217	$13,331	$10,624	$12,369
'19	$11,183	$12,993	$10,840	$12,448
'19	$11,310	$13,265	$10,730	$12,528
'19	$11,495	$13,631	$10,801	$12,682
'19	$11,634	$13,970	$10,720	$12,785
'19	$11,906	$14,468	$10,782	$12,969
'20	$11,869	$14,275	$10,920	$13,021
'20	$11,305	$13,103	$10,993	$12,702
'20	$9,995	$11,212	$10,747	$11,852
'20	$10,656	$12,450	$10,958	$12,412
'20	$10,987	$13,025	$11,006	$12,762
'20	$11,171	$13,443	$11,104	$12,975
'20	$11,624	$14,139	$11,458	$13,354
'20	$11,979	$14,997	$11,440	$13,630
'20	$11,697	$14,536	$11,399	$13,456
'20	$11,538	$14,222	$11,410	$13,309
'20	$12,481	$16,026	$11,617	$14,014
'20	$12,881	$16,828	$11,774	$14,321
'21	$12,894	$16,806	$11,670	$14,254
'21	$13,073	$17,261	$11,469	$14,300
'21	$13,315	$17,706	$11,248	$14,435
'21	$13,737	$18,472	$11,390	$14,746
'21	$13,928	$18,750	$11,497	$14,867
'21	$14,094	$18,973	$11,396	$14,992
'21	$14,183	$19,064	$11,548	$15,137
'21	$14,375	$19,535	$11,500	$15,269
'21	$13,954	$18,761	$11,295	$14,927
'21	$14,426	$19,668	$11,268	$15,228
'21	$14,120	$19,134	$11,235	$15,105
'21	$14,588	$19,891	$11,219	$15,340
'22	$14,000	$18,856	$10,989	$14,882
'22	$13,790	$18,426	$10,859	$14,600
'22	$13,930	$18,801	$10,528	$14,490
'22	$13,118	$17,308	$9,951	$13,719
'22	$13,160	$17,316	$9,978	$13,797
'22	$12,348	$15,822	$9,658	$13,189
'22	$12,992	$16,949	$9,864	$13,762
'22	$12,586	$16,350	$9,474	$13,293
'22	$11,648	$14,769	$8,988	$12,486
'22	$12,110	$15,674	$8,926	$12,728
'22	$12,810	$16,865	$9,346	$13,474
'22	$12,398	$16,223	$9,396	$13,129
'23	$13,076	$17,419	$9,705	$13,778
'23	$12,687	$16,934	$9,382	$13,398
'23	$12,960	$17,344	$9,679	$13,757
'23	$13,033	$17,562	$9,722	$13,887
'23	$12,831	$17,347	$9,532	$13,733
'23	$13,278	$18,356	$9,531	$14,053
'23	$13,580	$19,058	$9,597	$14,254
'23	$13,292	$18,509	$9,466	$14,046
'23	$12,860	$17,730	$9,189	$13,614
'23	$12,600	$17,135	$9,079	$13,347
'23	$13,508	$18,717	$9,537	$14,160
'23	$14,120	$19,704	$9,933	$14,758
'24	$14,090	$19,746	$9,796	$14,793
'24	$14,394	$20,567	$9,673	$14,920
'24	$14,806	$21,216	$9,726	$15,211
'24	$14,211	$20,495	$9,481	$14,794
'24	$14,760	$21,325	$9,605	$15,212
'24	$14,867	$21,713	$9,619	$15,380
'24	$15,218	$22,167	$9,885	$15,712
'24	$15,492	$22,682	$10,119	$15,991

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	16.55%	6.74%	5.10%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	9.85%	5.48%	4.47%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Moderate Index	13.84%	5.14%	4.81%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	21,471,737
Number of Portfolio Holdings	24
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
Fixed Income - Exchange-Traded Funds	25%
Fixed Income - Money Market Funds	1%
Equity - Equity Funds	53%
Equity - Exchange-Traded Funds	14%
Government & Agency Obligations	1%
Total	100%

Top Ten Holdings

Holdings	79.9% of Net Assets
DWS Core Equity Fund	32.1%
iShares Core MSCI Europe ETF	8.4%
Vanguard Intermediate-Term Corporate Bond ETF	7.8%
iShares GNMA Bond ETF	6.7%
DWS Emerging Markets Equity Fund	5.0%
iShares Core International Aggregate Bond ETF	4.5%
DWS ESG Core Equity Fund	4.5%
DWS RREEF Global Infrastructure Fund	3.8%
DWS RREEF Global Real Estate Securities Fund	3.6%
DWS High Income Fund	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.10% to 1.06%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRA-A

R-102579-1 (10/24)

DWS Multi-Asset Moderate Allocation Fund

Class C: PLSCX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.36%

Gross expense ratio as of the latest prospectus: 2.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 15.57% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.55% and 6.90%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 13.84%.

The Fund’s outperformance versus the S&P Target Risk Moderate Index was largely a function of its overweight allocation to equities in comparison to the index. Stocks strongly outpaced bonds during the period, as the combination of positive global growth, steady corporate earnings, and anticipation of more accommodative central bank policy fueled investors’ appetite for risk.

The Fund also benefited from its allocation to a real assets portfolio in lieu of bonds. Although the Fund’s position in commodities lost ground, the shortfall was overcome by strong, double-digit returns for real estate investment trusts and infrastructure stocks. Both categories staged impressive rallies in the latter half of the period once investors began to grow more optimistic on the interest rate outlook.

Positioning in the fixed-income portfolio also contributed to results. Here, we emphasized higher-yielding, credit-oriented market segments such as securitized assets, corporate bonds (both investment grade and high yield), and emerging-markets debt. All of these categories outpaced U.S. Treasuries, which make up the bulk of the bond allocation in the index. Our decision to keep duration (interest-rate sensitivity) above that of the index was a further plus.

The Fund’s global diversification in its equity portfolio — via positions in Europe, Japan, Asia ex-Japan, and the emerging markets — was the primary detractor. While each of these categories registered a gain in absolute terms, they were unable to keep pace with the United States.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the S&P Target Risk Conservative Index as the Fund's broad-based indices in compliance with updated regulatory requirements.

S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The S&P Target Risk Moderate Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI ACWI All Cap Index
Bloomberg Global Aggregate Index
S&P Target Risk Moderate Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
$22,682
$15,991
$15,244
$10,119

	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$9,716	$9,644	$9,721	$9,793
'14	$9,892	$9,717	$9,722	$9,942
'14	$9,975	$9,859	$9,687	$10,009
'14	$9,885	$9,697	$9,620	$9,952
'15	$9,810	$9,546	$9,605	$9,961
'15	$10,156	$10,078	$9,527	$10,124
'15	$10,090	$9,946	$9,435	$10,112
'15	$10,156	$10,221	$9,536	$10,188
'15	$10,212	$10,230	$9,365	$10,180
'15	$10,034	$10,006	$9,324	$10,022
'15	$10,109	$10,060	$9,345	$10,086
'15	$9,689	$9,387	$9,356	$9,795
'15	$9,502	$9,044	$9,404	$9,691
'15	$9,903	$9,725	$9,423	$9,974
'15	$9,933	$9,666	$9,267	$9,967
'15	$9,701	$9,487	$9,317	$9,846
'16	$9,290	$8,891	$9,397	$9,691
'16	$9,012	$8,845	$9,607	$9,698
'16	$9,341	$9,515	$9,866	$10,053
'16	$9,382	$9,668	$9,997	$10,129
'16	$9,454	$9,686	$9,863	$10,171
'16	$9,464	$9,616	$10,151	$10,281
'16	$9,732	$10,044	$10,228	$10,501
'16	$9,732	$10,079	$10,178	$10,511
'16	$9,762	$10,156	$10,234	$10,546
'16	$9,639	$9,959	$9,950	$10,403
'16	$9,752	$10,067	$9,555	$10,306
'16	$9,874	$10,284	$9,511	$10,415
'17	$9,982	$10,565	$9,618	$10,524
'17	$10,187	$10,855	$9,664	$10,696
'17	$10,187	$10,984	$9,679	$10,766
'17	$10,306	$11,159	$9,788	$10,895
'17	$10,425	$11,382	$9,939	$11,037
'17	$10,436	$11,451	$9,930	$11,065
'17	$10,641	$11,765	$10,097	$11,218
'17	$10,641	$11,807	$10,197	$11,289
'17	$10,782	$12,063	$10,105	$11,360
'17	$10,901	$12,305	$10,067	$11,481
'17	$11,042	$12,546	$10,179	$11,554
'17	$11,149	$12,753	$10,214	$11,642
'18	$11,500	$13,440	$10,336	$11,846
'18	$11,103	$12,880	$10,244	$11,553
'18	$11,001	$12,640	$10,353	$11,553
'18	$11,047	$12,756	$10,188	$11,519
'18	$11,103	$12,809	$10,110	$11,568
'18	$11,069	$12,730	$10,065	$11,541
'18	$11,251	$13,079	$10,049	$11,701
'18	$11,364	$13,198	$10,059	$11,767
'18	$11,375	$13,218	$9,972	$11,752
'18	$10,696	$12,182	$9,861	$11,337
'18	$10,775	$12,351	$9,892	$11,441
'18	$10,220	$11,456	$10,092	$11,209
'19	$10,838	$12,387	$10,245	$11,634
'19	$11,039	$12,732	$10,186	$11,768
'19	$11,146	$12,861	$10,314	$11,961
'19	$11,384	$13,285	$10,283	$12,140
'19	$10,980	$12,492	$10,423	$11,947
'19	$11,443	$13,292	$10,654	$12,340
'19	$11,467	$13,331	$10,624	$12,369
'19	$11,431	$12,993	$10,840	$12,448
'19	$11,550	$13,265	$10,730	$12,528
'19	$11,728	$13,631	$10,801	$12,682
'19	$11,870	$13,970	$10,720	$12,785
'19	$12,139	$14,468	$10,782	$12,969
'20	$12,089	$14,275	$10,920	$13,021
'20	$11,504	$13,103	$10,993	$12,702
'20	$10,170	$11,212	$10,747	$11,852
'20	$10,831	$12,450	$10,958	$12,412
'20	$11,167	$13,025	$11,006	$12,762
'20	$11,354	$13,443	$11,104	$12,975
'20	$11,803	$14,139	$11,458	$13,354
'20	$12,152	$14,997	$11,440	$13,630
'20	$11,865	$14,536	$11,399	$13,456
'20	$11,691	$14,222	$11,410	$13,309
'20	$12,638	$16,026	$11,617	$14,014
'20	$13,034	$16,828	$11,774	$14,321
'21	$13,034	$16,806	$11,670	$14,254
'21	$13,215	$17,261	$11,469	$14,300
'21	$13,447	$17,706	$11,248	$14,435
'21	$13,859	$18,472	$11,390	$14,746
'21	$14,053	$18,750	$11,497	$14,867
'21	$14,207	$18,973	$11,396	$14,992
'21	$14,285	$19,064	$11,548	$15,137
'21	$14,478	$19,535	$11,500	$15,269
'21	$14,053	$18,761	$11,295	$14,927
'21	$14,504	$19,668	$11,268	$15,228
'21	$14,194	$19,134	$11,235	$15,105
'21	$14,660	$19,891	$11,219	$15,340
'22	$14,057	$18,856	$10,989	$14,882
'22	$13,833	$18,426	$10,859	$14,600
'22	$13,959	$18,801	$10,528	$14,490
'22	$13,145	$17,308	$9,951	$13,719
'22	$13,173	$17,316	$9,978	$13,797
'22	$12,360	$15,822	$9,658	$13,189
'22	$12,991	$16,949	$9,864	$13,762
'22	$12,584	$16,350	$9,474	$13,293
'22	$11,644	$14,769	$8,988	$12,486
'22	$12,093	$15,674	$8,926	$12,728
'22	$12,780	$16,865	$9,346	$13,474
'22	$12,359	$16,223	$9,396	$13,129
'23	$13,033	$17,419	$9,705	$13,778
'23	$12,632	$16,934	$9,382	$13,398
'23	$12,904	$17,344	$9,679	$13,757
'23	$12,961	$17,562	$9,722	$13,887
'23	$12,761	$17,347	$9,532	$13,733
'23	$13,191	$18,356	$9,531	$14,053
'23	$13,478	$19,058	$9,597	$14,254
'23	$13,191	$18,509	$9,466	$14,046
'23	$12,761	$17,730	$9,189	$13,614
'23	$12,488	$17,135	$9,079	$13,347
'23	$13,377	$18,717	$9,537	$14,160
'23	$13,965	$19,704	$9,933	$14,758
'24	$13,935	$19,746	$9,796	$14,793
'24	$14,236	$20,567	$9,673	$14,920
'24	$14,627	$21,216	$9,726	$15,211
'24	$14,040	$20,495	$9,481	$14,794
'24	$14,567	$21,325	$9,605	$15,212
'24	$14,657	$21,713	$9,619	$15,380
'24	$14,988	$22,167	$9,885	$15,712
'24	$15,244	$22,682	$10,119	$15,991

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	15.57%	5.93%	4.31%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	14.57%	5.93%	4.31%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Moderate Index	13.84%	5.14%	4.81%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	21,471,737
Number of Portfolio Holdings	24
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
Fixed Income - Exchange-Traded Funds	25%
Fixed Income - Money Market Funds	1%
Equity - Equity Funds	53%
Equity - Exchange-Traded Funds	14%
Government & Agency Obligations	1%
Total	100%

Top Ten Holdings

Holdings	79.9% of Net Assets
DWS Core Equity Fund	32.1%
iShares Core MSCI Europe ETF	8.4%
Vanguard Intermediate-Term Corporate Bond ETF	7.8%
iShares GNMA Bond ETF	6.7%
DWS Emerging Markets Equity Fund	5.0%
iShares Core International Aggregate Bond ETF	4.5%
DWS ESG Core Equity Fund	4.5%
DWS RREEF Global Infrastructure Fund	3.8%
DWS RREEF Global Real Estate Securities Fund	3.6%
DWS High Income Fund	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.85% to 1.81%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRA-C

R-102579-1 (10/24)

DWS Multi-Asset Moderate Allocation Fund

Class S: PPLSX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$40	0.37%

Gross expense ratio as of the latest prospectus: 1.52%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 16.87% for the period ended August 31, 2024. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.55% and 6.90%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 13.84%.

The Fund’s outperformance versus the S&P Target Risk Moderate Index was largely a function of its overweight allocation to equities in comparison to the index. Stocks strongly outpaced bonds during the period, as the combination of positive global growth, steady corporate earnings, and anticipation of more accommodative central bank policy fueled investors’ appetite for risk.

The Fund also benefited from its allocation to a real assets portfolio in lieu of bonds. Although the Fund’s position in commodities lost ground, the shortfall was overcome by strong, double-digit returns for real estate investment trusts and infrastructure stocks. Both categories staged impressive rallies in the latter half of the period once investors began to grow more optimistic on the interest rate outlook.

Positioning in the fixed-income portfolio also contributed to results. Here, we emphasized higher-yielding, credit-oriented market segments such as securitized assets, corporate bonds (both investment grade and high yield), and emerging-markets debt. All of these categories outpaced U.S. Treasuries, which make up the bulk of the bond allocation in the index. Our decision to keep duration (interest-rate sensitivity) above that of the index was a further plus.

The Fund’s global diversification in its equity portfolio — via positions in Europe, Japan, Asia ex-Japan, and the emerging markets — was the primary detractor. While each of these categories registered a gain in absolute terms, they were unable to keep pace with the United States.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the S&P Target Risk Conservative Index as the Fund's broad-based indices in compliance with updated regulatory requirements.

S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The S&P Target Risk Moderate Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI ACWI All Cap Index
Bloomberg Global Aggregate Index
S&P Target Risk Moderate Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
$22,682
$16,847
$15,991
$10,119

	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$9,726	$9,644	$9,721	$9,793
'14	$9,909	$9,717	$9,722	$9,942
'14	$10,000	$9,859	$9,687	$10,009
'14	$9,920	$9,697	$9,620	$9,952
'15	$9,845	$9,546	$9,605	$9,961
'15	$10,202	$10,078	$9,527	$10,124
'15	$10,145	$9,946	$9,435	$10,112
'15	$10,220	$10,221	$9,536	$10,188
'15	$10,286	$10,230	$9,365	$10,180
'15	$10,108	$10,006	$9,324	$10,022
'15	$10,202	$10,060	$9,345	$10,086
'15	$9,779	$9,387	$9,356	$9,795
'15	$9,600	$9,044	$9,404	$9,691
'15	$10,019	$9,725	$9,423	$9,974
'15	$10,050	$9,666	$9,267	$9,967
'15	$9,824	$9,487	$9,317	$9,846
'16	$9,417	$8,891	$9,397	$9,691
'16	$9,146	$8,845	$9,607	$9,698
'16	$9,490	$9,515	$9,866	$10,053
'16	$9,532	$9,668	$9,997	$10,129
'16	$9,616	$9,686	$9,863	$10,171
'16	$9,636	$9,616	$10,151	$10,281
'16	$9,908	$10,044	$10,228	$10,501
'16	$9,929	$10,079	$10,178	$10,511
'16	$9,960	$10,156	$10,234	$10,546
'16	$9,845	$9,959	$9,950	$10,403
'16	$9,960	$10,067	$9,555	$10,306
'16	$10,101	$10,284	$9,511	$10,415
'17	$10,223	$10,565	$9,618	$10,524
'17	$10,434	$10,855	$9,664	$10,696
'17	$10,445	$10,984	$9,679	$10,766
'17	$10,579	$11,159	$9,788	$10,895
'17	$10,712	$11,382	$9,939	$11,037
'17	$10,723	$11,451	$9,930	$11,065
'17	$10,945	$11,765	$10,097	$11,218
'17	$10,956	$11,807	$10,197	$11,289
'17	$11,111	$12,063	$10,105	$11,360
'17	$11,245	$12,305	$10,067	$11,481
'17	$11,400	$12,546	$10,179	$11,554
'17	$11,514	$12,753	$10,214	$11,642
'18	$11,890	$13,440	$10,336	$11,846
'18	$11,491	$12,880	$10,244	$11,553
'18	$11,397	$12,640	$10,353	$11,553
'18	$11,456	$12,756	$10,188	$11,519
'18	$11,526	$12,809	$10,110	$11,568
'18	$11,491	$12,730	$10,065	$11,541
'18	$11,691	$13,079	$10,049	$11,701
'18	$11,832	$13,198	$10,059	$11,767
'18	$11,843	$13,218	$9,972	$11,752
'18	$11,138	$12,182	$9,861	$11,337
'18	$11,244	$12,351	$9,892	$11,441
'18	$10,671	$11,456	$10,092	$11,209
'19	$11,317	$12,387	$10,245	$11,634
'19	$11,541	$12,732	$10,186	$11,768
'19	$11,665	$12,861	$10,314	$11,961
'19	$11,927	$13,285	$10,283	$12,140
'19	$11,504	$12,492	$10,423	$11,947
'19	$12,001	$13,292	$10,654	$12,340
'19	$12,039	$13,331	$10,624	$12,369
'19	$12,001	$12,993	$10,840	$12,448
'19	$12,151	$13,265	$10,730	$12,528
'19	$12,349	$13,631	$10,801	$12,682
'19	$12,511	$13,970	$10,720	$12,785
'19	$12,798	$14,468	$10,782	$12,969
'20	$12,758	$14,275	$10,920	$13,021
'20	$12,151	$13,103	$10,993	$12,702
'20	$10,753	$11,212	$10,747	$11,852
'20	$11,452	$12,450	$10,958	$12,412
'20	$11,822	$13,025	$11,006	$12,762
'20	$12,033	$13,443	$11,104	$12,975
'20	$12,521	$14,139	$11,458	$13,354
'20	$12,903	$14,997	$11,440	$13,630
'20	$12,600	$14,536	$11,399	$13,456
'20	$12,428	$14,222	$11,410	$13,309
'20	$13,444	$16,026	$11,617	$14,014
'20	$13,884	$16,828	$11,774	$14,321
'21	$13,897	$16,806	$11,670	$14,254
'21	$14,090	$17,261	$11,469	$14,300
'21	$14,352	$17,706	$11,248	$14,435
'21	$14,807	$18,472	$11,390	$14,746
'21	$15,028	$18,750	$11,497	$14,867
'21	$15,207	$18,973	$11,396	$14,992
'21	$15,304	$19,064	$11,548	$15,137
'21	$15,511	$19,535	$11,500	$15,269
'21	$15,069	$18,761	$11,295	$14,927
'21	$15,579	$19,668	$11,268	$15,228
'21	$15,249	$19,134	$11,235	$15,105
'21	$15,766	$19,891	$11,219	$15,340
'22	$15,129	$18,856	$10,989	$14,882
'22	$14,902	$18,426	$10,859	$14,600
'22	$15,054	$18,801	$10,528	$14,490
'22	$14,174	$17,308	$9,951	$13,719
'22	$14,220	$17,316	$9,978	$13,797
'22	$13,356	$15,822	$9,658	$13,189
'22	$14,053	$16,949	$9,864	$13,762
'22	$13,629	$16,350	$9,474	$13,293
'22	$12,613	$14,769	$8,988	$12,486
'22	$13,113	$15,674	$8,926	$12,728
'22	$13,871	$16,865	$9,346	$13,474
'22	$13,429	$16,223	$9,396	$13,129
'23	$14,180	$17,419	$9,705	$13,778
'23	$13,742	$16,934	$9,382	$13,398
'23	$14,055	$17,344	$9,679	$13,757
'23	$14,133	$17,562	$9,722	$13,887
'23	$13,914	$17,347	$9,532	$13,733
'23	$14,399	$18,356	$9,531	$14,053
'23	$14,728	$19,058	$9,597	$14,254
'23	$14,415	$18,509	$9,466	$14,046
'23	$13,961	$17,730	$9,189	$13,614
'23	$13,679	$17,135	$9,079	$13,347
'23	$14,665	$18,717	$9,537	$14,160
'23	$15,320	$19,704	$9,933	$14,758
'24	$15,303	$19,746	$9,796	$14,793
'24	$15,652	$20,567	$9,673	$14,920
'24	$16,083	$21,216	$9,726	$15,211
'24	$15,453	$20,495	$9,481	$14,794
'24	$16,033	$21,325	$9,605	$15,212
'24	$16,166	$21,713	$9,619	$15,380
'24	$16,548	$22,167	$9,885	$15,712
'24	$16,847	$22,682	$10,119	$15,991

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	16.87%	7.02%	5.35%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Moderate Index	13.84%	5.14%	4.81%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	21,471,737
Number of Portfolio Holdings	24
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
Fixed Income - Exchange-Traded Funds	25%
Fixed Income - Money Market Funds	1%
Equity - Equity Funds	53%
Equity - Exchange-Traded Funds	14%
Government & Agency Obligations	1%
Total	100%

Top Ten Holdings

Holdings	79.9% of Net Assets
DWS Core Equity Fund	32.1%
iShares Core MSCI Europe ETF	8.4%
Vanguard Intermediate-Term Corporate Bond ETF	7.8%
iShares GNMA Bond ETF	6.7%
DWS Emerging Markets Equity Fund	5.0%
iShares Core International Aggregate Bond ETF	4.5%
DWS ESG Core Equity Fund	4.5%
DWS RREEF Global Infrastructure Fund	3.8%
DWS RREEF Global Real Estate Securities Fund	3.6%
DWS High Income Fund	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.85% to 0.81%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRA-S

R-102579-1 (10/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Multi-Asset Conservative ALlocation FUNd

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$48,851	$0	$7,629	$0
2023	$46,845	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$0	$0	$7,629
2023	$7,629	$539,907	$0	$547,536

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

DWS Multi-Asset moderate ALlocation FUNd

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$48,166	$0	$7,629	$0
2023	$46,180	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$0	$0	$7,629
2023	$7,629	$539,907	$0	$547,536

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2024
Annual Financial Statements and Other Information
DWS Multi-Asset Conservative
Allocation Fund
DWS Multi-Asset Moderate Allocation Fund

Contents
3	Investment Portfolios
13	Statements of Assets and Liabilities
15	Statements of Operations
17	Statements of Changes in Net Assets
19	Financial Highlights
25	Notes to Financial Statements
44	Report of Independent Registered Public Accounting Firm
46	Tax Information
47	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Investment Portfoliosas of August 31, 2024
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 31.8%
DWS Core Equity Fund “Institutional” (a)	160,995	5,823,201
DWS Emerging Markets Equity Fund “Institutional” (a)	114,814	2,129,792
DWS ESG Core Equity Fund “Institutional” (a)	364,473	8,729,140
DWS RREEF Global Infrastructure Fund “Institutional” (a)	67,071	1,089,901
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	130,969	979,646
DWS RREEF Real Estate Securities Fund “Institutional” (a)	30,854	713,644
DWS Small Cap Core Fund “S” (a)	18,071	899,053
Total Equity — Equity Funds (Cost $12,697,634)		20,364,377
Equity — Exchange-Traded Funds 8.5%
iShares Core MSCI Europe ETF	52,536	3,180,004
iShares MSCI Japan ETF	17,677	1,272,214
iShares MSCI Pacific ex Japan ETF	15,190	692,664
SPDR S&P Global Natural Resources ETF	5,320	301,484
Total Equity — Exchange-Traded Funds (Cost $4,402,391)		5,446,366
Fixed Income — Bond Funds 7.4%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	158,200	884,342
DWS High Income Fund “Institutional” (a)	867,513	3,851,757
Total Fixed Income — Bond Funds (Cost $4,528,017)		4,736,099
Fixed Income — Exchange-Traded Funds 47.5%
iShares GNMA Bond ETF	174,841	7,797,909
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,436	2,939,948
iShares JP Morgan USD Emerging Markets Bond ETF	42,905	3,951,550
iShares TIPS Bond ETF	17,217	1,874,415
iShares U.S. Treasury Bond ETF	107,205	2,491,444
Vanguard Intermediate-Term Corporate Bond ETF	66,562	5,507,340
Vanguard Total International Bond ETF	116,425	5,793,308
Total Fixed Income — Exchange-Traded Funds (Cost $30,168,872)		30,355,914

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	3

DWS Multi-Asset Conservative Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.8%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.342% (b), 3/20/2025	282,300	275,554
5.12% (b), 9/5/2024 (c)	250,000	249,927
Total Government & Agency Obligations (Cost $525,348)		525,481

	Shares	Value ($)
Fixed Income — Money Market Funds 4.2%
DWS Central Cash Management Government Fund, 5.34% (a) (d) (Cost $2,701,449)	2,701,449	2,701,449

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,023,711)	100.2	64,129,686
Other Assets and Liabilities, Net	(0.2)	(105,647)
Net Assets	100.0	64,024,039
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Equity — Equity Funds 31.8%
DWS Core Equity Fund “Institutional” (a)
5,579,314	2,075,757	3,100,000	672,346	595,784	58,556	279,401	160,995	5,823,201
DWS Emerging Markets Equity Fund “Institutional” (a)
2,214,492	808,346	1,162,200	(61,642)	330,796	51,347	—	114,814	2,129,792
DWS ESG Core Equity Fund “Institutional” (a)
5,812,453	3,437,891	2,064,800	69,694	1,473,902	60,655	117,538	364,473	8,729,140
DWS RREEF Global Infrastructure Fund “Institutional” (a)
923,409	954,203	927,000	(12,312)	151,601	19,400	7,803	67,071	1,089,901
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
—	1,437,926	559,500	(4,750)	105,970	39,828	—	130,969	979,646
The accompanying notes are an integral part of the financial statements.

4	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
DWS RREEF Real Estate Securities Fund “Institutional” (a)
1,294,636	823,176	1,601,400	112,405	84,827	23,775	—	30,854	713,644
DWS Small Cap Core Fund “S” (a)
667,373	1,474,948	1,356,100	7,161	105,671	4,848	—	18,071	899,053
Fixed Income — Bond Funds 7.4%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
624,378	292,169	—	—	(32,205)	14,169	—	158,200	884,342
DWS High Income Fund “Institutional” (a)
3,798,733	1,208,393	1,319,700	18,922	145,409	228,394	—	867,513	3,851,757
Fixed Income — Money Market Funds 4.2%
DWS Central Cash Management Government Fund, 5.34% (a) (d)
1,107,921	21,304,698	19,711,170	—	—	111,102	—	2,701,449	2,701,449
22,022,709	33,817,507	31,801,870	801,824	2,961,755	612,074	404,742	4,614,409	27,801,925
During the year ended August 31, 2024, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $12,512,809 and $12,090,700, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $19,809,560 and $26,897,254, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At August 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At August 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2024	1	113,972	113,563	(409)
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	5

DWS Multi-Asset Conservative Allocation Fund
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Ultra Note	USD	12/19/2024	5	590,169	587,187	(2,982)
2 Year U.S. Treasury Note	USD	12/31/2024	5	1,038,336	1,037,734	(602)
3 Year U.S. Treasury Note	USD	12/31/2024	5	1,064,309	1,062,383	(1,926)
Russell E-Mini 2000 Index	USD	9/20/2024	6	628,860	666,930	38,070
S&P 500 E-Mini Index	USD	9/20/2024	3	784,659	849,150	64,491
U.S. Treasury Long Bond	USD	12/19/2024	3	372,477	369,375	(3,102)
U.S. Treasury Ultra Bond	USD	12/19/2024	6	799,704	791,625	(8,079)
Total net unrealized appreciation						85,461
At August 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/31/2024	4	438,365	437,594	771

At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	632,000	EUR	577,064	9/30/2024	6,762	Toronto-Dominion Bank

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	584,149	USD	632,000	9/30/2024	(14,605)	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$20,364,377	$—	$—	$20,364,377
Equity — Exchange-Traded Funds	5,446,366	—	—	5,446,366
Fixed Income — Bond Funds	4,736,099	—	—	4,736,099
Fixed Income — Exchange-Traded Funds	30,355,914	—	—	30,355,914
Government & Agency Obligations	—	525,481	—	525,481
Fixed Income — Money Market Funds	2,701,449	—	—	2,701,449
Derivatives (a)
Futures Contracts	103,332	—	—	103,332
Forward Foreign Currency Contracts	—	6,762	—	6,762
Total	$63,707,537	$532,243	$—	$64,239,780

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(17,100)	$—	$—	$(17,100)
Forward Foreign Currency Contracts	—	(14,605)	—	(14,605)
Total	$(17,100)	$(14,605)	$—	$(31,705)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	7

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 53.2%
DWS Core Equity Fund “Institutional” (a)	190,811	6,901,618
DWS Emerging Markets Equity Fund “Institutional” (a)	57,465	1,065,981
DWS ESG Core Equity Fund “Institutional” (a)	40,135	961,235
DWS RREEF Global Infrastructure Fund “Institutional” (a)	50,314	817,609
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	102,882	769,558
DWS RREEF Real Estate Securities Fund “Institutional” (a)	16,930	391,586
DWS Small Cap Core Fund “S” (a)	10,490	521,898
Total Equity — Equity Funds (Cost $6,313,797)		11,429,485
Equity — Exchange-Traded Funds 14.0%
iShares Core MSCI Europe ETF	29,665	1,795,622
iShares MSCI Japan ETF	9,679	696,598
iShares MSCI Pacific ex Japan ETF	7,935	361,836
SPDR S&P Global Natural Resources ETF	2,704	153,236
Total Equity — Exchange-Traded Funds (Cost $2,454,840)		3,007,292
Fixed Income — Bond Funds 5.8%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	7	55
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	85,548	478,216
DWS High Income Fund “Institutional” (a)	170,296	756,114
Total Fixed Income — Bond Funds (Cost $1,195,723)		1,234,385
Fixed Income — Exchange-Traded Funds 25.2%
iShares 7-10 Year Treasury Bond ETF, “B”	4,413	428,370
iShares Core International Aggregate Bond ETF	18,974	973,176
iShares GNMA Bond ETF	32,496	1,449,322
iShares JP Morgan USD Emerging Markets Bond ETF	5,725	527,272
iShares TIPS Bond ETF	3,419	372,227
Vanguard Intermediate-Term Corporate Bond ETF	20,111	1,663,984
Total Fixed Income — Exchange-Traded Funds (Cost $5,255,017)		5,414,351

The accompanying notes are an integral part of the financial statements.

8	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 1.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.342% (b), 3/20/2025	128,200	125,137
5.121% (b), 9/5/2024 (c)	100,000	99,971
5.159% (b), 9/5/2024 (c)	3,000	2,999
Total Government & Agency Obligations (Cost $228,049)		228,107

	Shares	Value ($)
Fixed Income — Money Market Funds 1.0%
DWS Central Cash Management Government Fund, 5.34% (a) (d) (Cost $217,963)	217,963	217,963

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,665,389)	100.3	21,531,583
Other Assets and Liabilities, Net	(0.3)	(59,846)
Net Assets	100.0	21,471,737
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Equity — Equity Funds 53.2%
DWS Core Equity Fund “Institutional” (a)
6,971,951	1,060,480	2,427,900	799,824	497,263	63,226	301,954	190,811	6,901,618
DWS Emerging Markets Equity Fund “Institutional” (a)
1,296,059	652,550	1,032,500	(30,534)	180,406	30,051	—	57,465	1,065,981
DWS ESG Core Equity Fund “Institutional” (a)
—	955,000	—	—	6,235	—	—	40,135	961,235
DWS RREEF Global Infrastructure Fund “Institutional” (a)
728,896	338,752	355,000	(26,782)	131,743	16,196	6,956	50,314	817,609
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
—	846,774	158,000	3,352	77,432	26,074	—	102,882	769,558
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	9

DWS Multi-Asset Moderate Allocation Fund
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
DWS RREEF Real Estate Securities Fund “Institutional” (a)
766,507	476,168	977,600	81,411	45,100	14,967	—	16,930	391,586
DWS Small Cap Core Fund “S” (a)
327,811	911,382	761,200	(5,120)	49,025	2,381	—	10,490	521,898
Fixed Income — Bond Funds 5.8%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
47	3	—	—	5	3	—	7	55
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
330,601	270,718	107,800	(6,883)	(8,420)	7,118	—	85,548	478,216
DWS High Income Fund “Institutional” (a)
789,790	221,621	289,000	5,351	28,352	46,621	—	170,296	756,114
Fixed Income — Money Market Funds 1.0%
DWS Central Cash Management Government Fund, 5.34% (a) (d)
668,212	7,699,505	8,149,754	—	—	35,517	—	217,963	217,963
11,879,874	13,432,953	14,258,754	820,619	1,007,141	242,154	308,910	942,841	12,881,833
During the year ended August 31, 2024 purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $5,733,448 and $6,109,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $5,098,690 and $6,718,556, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At August 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
The accompanying notes are an integral part of the financial statements.

10	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
At August 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Ultra Note	USD	12/19/2024	3	354,383	352,313	(2,070)
2 Year U.S. Treasury Note	USD	12/31/2024	1	207,737	207,547	(190)
Russell E-Mini 2000 Index	USD	9/20/2024	4	419,240	444,620	25,380
S&P 500 E-Mini Index	USD	9/20/2024	1	261,553	283,050	21,497
U.S. Treasury Long Bond	USD	12/19/2024	1	124,721	123,125	(1,596)
U.S. Treasury Ultra Bond	USD	12/19/2024	2	267,912	263,875	(4,037)
Total net unrealized appreciation						38,984
At August 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Year U.S. Treasury Note	USD	12/31/2024	2	425,698	424,953	745

At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	214,000	EUR	195,402	9/30/2024	2,294	Toronto-Dominion Bank

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	197,779	USD	214,000	9/30/2024	(4,925)	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	11

DWS Multi-Asset Moderate Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,429,485	$—	$—	$11,429,485
Equity — Exchange-Traded Funds	3,007,292	—	—	3,007,292
Fixed Income — Bond Funds	1,234,385	—	—	1,234,385
Fixed Income — Exchange-Traded Funds	5,414,351	—	—	5,414,351
Government & Agency Obligations	—	228,107	—	228,107
Fixed Income — Money Market Funds	217,963	—	—	217,963
Derivatives (a)
Futures Contracts	47,622	—	—	47,622
Forward Foreign Currency Contracts	—	2,294	—	2,294
Total	$21,351,098	$230,401	$—	$21,581,499

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(7,893)	$—	$—	$(7,893)
Forward Foreign Currency Contracts	—	(4,925)	—	(4,925)
Total	$(7,893)	$(4,925)	$—	$(12,818)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Assets and Liabilities
as of August 31, 2024

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $35,096,611 and $7,937,906, respectively)	$36,327,761	$8,649,750
Investments in affiliated Underlying Funds, at value (cost $19,927,100 and $7,727,483, respectively)	27,801,925	12,881,833
Cash	—	11,322
Receivable for Fund shares sold	1,757	9,649
Receivable for variation margin on futures contracts	—	1,473
Unrealized appreciation on forward foreign currency contracts	6,762	2,294
Other assets	13,976	31,734
Total assets	64,152,181	21,588,055
Liabilities
Payable for Fund shares redeemed	706	24,002
Payable for variation margin on futures contracts	1,166	—
Unrealized depreciation on forward foreign currency contracts	14,605	4,925
Accrued Trustees' fees	1,289	787
Other accrued expenses and payables	110,376	86,604
Total liabilities	128,142	116,318
Net assets, at value	$64,024,039	$21,471,737
Net Assets Consist of
Distributable earnings (loss)	9,247,591	7,155,981
Paid-in capital	54,776,448	14,315,756
Net assets, at value	$64,024,039	$21,471,737
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	13

Statements of Assets and Liabilities as of August 31, 2024 (continued)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A
Net assets applicable to shares outstanding	28,208,631	14,835,046
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,081,584	1,460,612
Net Asset Value and redemption price per share	$13.55	$10.16
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$14.38	$10.78
Class C
Net assets applicable to shares outstanding	1,051,542	930,351
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	77,661	91,802
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.54	$10.13
Class S
Net assets applicable to shares outstanding	34,763,866	5,706,340
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,569,293	562,299
Net Asset Value, offering and redemption price per share	$13.53	$10.15
The accompanying notes are an integral part of the financial statements.

14	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Operations
for the year ended August 31, 2024

Investment Income	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income:
Dividends	$1,453,971	$316,714
Income distributions from affiliated Underlying Funds	612,074	242,154
Total income	2,066,045	558,868
Expenses:
Management fee	63,779	22,045
Administration fee	60,859	20,815
Services to shareholders	108,510	41,478
Distribution and service fees	75,798	44,471
Custodian fee	4,337	4,382
Audit fee	48,593	47,922
Legal fees	16,777	16,235
Tax fees	7,629	7,629
Reports to shareholders	26,138	20,668
Registration fees	47,936	46,974
Trustees' fees and expenses	4,685	2,982
Other	9,961	7,780
Total expenses before expense reductions	475,002	283,381
Expense reductions	(164,713)	(159,174)
Total expenses after expense reductions	310,289	124,207
Net investment income	1,755,756	434,661
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	15

Statements of Operations for the year ended August 31, 2024 (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	$801,824	$820,619
Sale of non-affiliated Underlying Funds	(1,108,550)	(73,025)
Capital gain distributions from affiliated Underlying Funds	404,742	308,910
Futures	(35,196)	97,887
Payments by affiliates (see Note F)	—	1,404
	62,820	1,155,795
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	2,961,755	1,007,141
Non-affiliated Underlying Funds	2,927,856	660,916
Futures	95,653	46,634
Forward foreign currency contracts	(7,843)	(2,631)
Foreign currency	25,645	4,186
	6,003,066	1,716,246
Net gain (loss)	6,065,886	2,872,041
Net increase (decrease) in net assets resulting from operations	$7,821,642	$3,306,702
The accompanying notes are an integral part of the financial statements.

16	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Changes in Net Assets
DWS Multi-Asset Conservative Allocation Fund
	Years Ended August 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$1,755,756	$1,607,517
Net realized gain (loss)	62,820	1,365,297
Change in net unrealized appreciation (depreciation)	6,003,066	(862,084)
Net increase (decrease) in net assets resulting from operations	7,821,642	2,110,730
Distributions to shareholders:
Class A	(1,130,730)	(574,965)
Class C	(33,392)	(13,474)
Class S	(1,552,240)	(858,219)
Total distributions	(2,716,362)	(1,446,658)
Fund share transactions:
Proceeds from shares sold	3,109,407	2,246,029
Reinvestment of distributions	2,628,547	1,401,991
Payments for shares redeemed	(10,311,959)	(10,625,634)
Net increase (decrease) in net assets from Fund share transactions	(4,574,005)	(6,977,614)
Increase (decrease) in net assets	531,275	(6,313,542)
Net assets at beginning of period	63,492,764	69,806,306
Net assets at end of period	$64,024,039	$63,492,764
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	17

Statements of Changes in Net Assets  (continued)

DWS Multi-Asset Moderate Allocation Fund
	Years Ended August 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$434,661	$446,437
Net realized gain (loss)	1,155,795	782,082
Change in net unrealized appreciation (depreciation)	1,716,246	(53,598)
Net increase (decrease) in net assets resulting from operations	3,306,702	1,174,921
Distributions to shareholders:
Class A	(847,737)	(425,300)
Class C	(42,165)	(19,109)
Class S	(344,967)	(174,414)
Total distributions	(1,234,869)	(618,823)
Fund share transactions:
Proceeds from shares sold	1,717,974	927,223
Reinvestment of distributions	1,222,743	611,840
Payments for shares redeemed	(5,132,883)	(2,232,271)
Net increase (decrease) in net assets from Fund share transactions	(2,192,166)	(693,208)
Increase (decrease) in net assets	(120,333)	(137,110)
Net assets at beginning of period	21,592,070	21,729,180
Net assets at end of period	$21,471,737	$21,592,070

The accompanying notes are an integral part of the financial statements.

18	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Financial Highlights
DWS Multi-Asset Conservative Allocation Fund — Class A
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$12.49	$12.34	$15.27	$13.97	$13.42
Income (loss) from investment operations:
Net investment income[a]	.34	.29	.25	.17	.23
Net realized and unrealized gain (loss)	1.25	.11	(2.08)	1.67	.60
Total from investment operations	1.59	.40	(1.83)	1.84	.83
Less distributions from:
Net investment income	(.27 )	(.25 )	(.26 )	(.22 )	(.28 )
Net realized gains	(.26 )	—	(.84 )	(.32 )	—
Total distributions	(.53 )	(.25 )	(1.10)	(.54 )	(.28 )
Net asset value, end of period	$13.55	$12.49	$12.34	$15.27	$13.97
Total Return (%)[b,c,d]	13.07	3.37	(12.89)	13.46	6.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	27	29	35	33
Ratio of expenses before expense reductions (%)[e]	.88	.86	.81	.79	.83
Ratio of expenses after expense reductions (%)[e]	.62	.73	.65	.67	.62
Ratio of net investment income (%)	2.66	2.33	1.83	1.20	1.70
Portfolio turnover rate (%)	53	36	70	39	108

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	19

DWS Multi-Asset Conservative Allocation Fund — Class C
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$12.48	$12.33	$15.26	$13.95	$13.41
Income (loss) from investment operations:
Net investment income[a]	.24	.19	.15	.07	.13
Net realized and unrealized gain (loss)	1.26	.12	(2.09)	1.67	.60
Total from investment operations	1.50	.31	(1.94)	1.74	.73
Less distributions from:
Net investment income	(.18 )	(.16 )	(.15 )	(.11 )	(.19 )
Net realized gains	(.26 )	—	(.84 )	(.32 )	—
Total distributions	(.44 )	(.16 )	(.99 )	(.43 )	(.19 )
Net asset value, end of period	$13.54	$12.48	$12.33	$15.26	$13.95
Total Return (%)[b,c,d]	12.23	2.59	(13.55)	12.70	5.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2
Ratio of expenses before expense reductions (%)[e]	1.73	1.72	1.62	1.61	1.64
Ratio of expenses after expense reductions (%)[e]	1.37	1.48	1.40	1.42	1.37
Ratio of net investment income (%)	1.89	1.56	1.07	.48	.95
Portfolio turnover rate (%)	53	36	70	39	108

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund — Class S
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$12.47	$12.32	$15.25	$13.95	$13.40
Income (loss) from investment operations:
Net investment income[a]	.37	.32	.29	.21	.26
Net realized and unrealized gain (loss)	1.25	.11	(2.09)	1.66	.61
Total from investment operations	1.62	.43	(1.80)	1.87	.87
Less distributions from:
Net investment income	(.30 )	(.28 )	(.29 )	(.25 )	(.32 )
Net realized gains	(.26 )	—	(.84 )	(.32 )	—
Total distributions	(.56 )	(.28 )	(1.13)	(.57 )	(.32 )
Net asset value, end of period	$13.53	$12.47	$12.32	$15.25	$13.95
Total Return (%)[b,c]	13.38	3.63	(12.68)	13.76	6.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	35	39	48	45
Ratio of expenses before expense reductions (%)[d]	.63	.61	.55	.53	.55
Ratio of expenses after expense reductions (%)[d]	.37	.48	.40	.42	.37
Ratio of net investment income (%)	2.93	2.60	2.08	1.45	1.94
Portfolio turnover rate (%)	53	36	70	39	108

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	21

DWS Multi-Asset Moderate Allocation Fund — Class A
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.22	$8.99	$11.26	$9.78	$9.66
Income (loss) from investment operations:
Net investment income[a]	.19	.18	.17	.09	.13
Net realized and unrealized gain (loss)	1.28	.30	(1.44)	1.81	.56
Total from investment operations	1.47	.48	(1.27)	1.90	.69
Less distributions from:
Net investment income	(.18 )	(.13 )	(.21 )	(.08 )	(.23 )
Net realized gains	(.35 )	(.12 )	(.79 )	(.34 )	(.34 )
Total distributions	(.53 )	(.25 )	(1.00)	(.42 )	(.57 )
Net asset value, end of period	$10.16	$9.22	$8.99	$11.26	$9.78
Total Return (%)[b,c,d]	16.55	5.61	(12.45)	20.00	7.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	15	15	19	16
Ratio of expenses before expense reductions (%)[e]	1.36	1.34	1.24	1.18	1.30
Ratio of expenses after expense reductions (%)[e]	.62	.65	.60	.74	.68
Ratio of net investment income (%)	1.99	2.06	1.71	.86	1.34
Portfolio turnover rate (%)	52	38	67	39	87

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class C
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.20	$8.97	$11.23	$9.75	$9.63
Income (loss) from investment operations:
Net investment income[a]	.12	.12	.10	.01	.06
Net realized and unrealized gain (loss)	1.27	.30	(1.44)	1.81	.55
Total from investment operations	1.39	.42	(1.34)	1.82	.61
Less distributions from:
Net investment income	(.11 )	(.07 )	(.13 )	(.00 )*	(.15 )
Net realized gains	(.35 )	(.12 )	(.79 )	(.34 )	(.34 )
Total distributions	(.46 )	(.19 )	(.92 )	(.34 )	(.49 )
Net asset value, end of period	$10.13	$9.20	$8.97	$11.23	$9.75
Total Return (%)[b,c,d]	15.57	4.82	(13.08)	19.14	6.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	2	2
Ratio of expenses before expense reductions (%)[e]	2.19	2.15	2.05	1.95	2.02
Ratio of expenses after expense reductions (%)[e]	1.36	1.40	1.35	1.48	1.43
Ratio of net investment income (%)	1.23	1.35	.99	.11	.61
Portfolio turnover rate (%)	52	38	67	39	87

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	23

DWS Multi-Asset Moderate Allocation Fund — Class S
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.21	$8.99	$11.25	$9.78	$9.66
Income (loss) from investment operations:
Net investment income[a]	.21	.20	.19	.12	.15
Net realized and unrealized gain (loss)	1.29	.29	(1.42)	1.80	.56
Total from investment operations	1.50	.49	(1.23)	1.92	.71
Less distributions from:
Net investment income	(.21 )	(.15 )	(.24 )	(.11 )	(.25 )
Net realized gains	(.35 )	(.12 )	(.79 )	(.34 )	(.34 )
Total distributions	(.56 )	(.27 )	(1.03)	(.45 )	(.59 )
Net asset value, end of period	$10.15	$9.21	$8.99	$11.25	$9.78
Total Return (%)[b,c]	16.87	5.77	(12.13)	20.20	7.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	6	7	6
Ratio of expenses before expense reductions (%)[d]	1.10	1.09	1.00	.94	1.03
Ratio of expenses after expense reductions (%)[d]	.37	.40	.35	.49	.43
Ratio of net investment income (%)	2.24	2.29	1.94	1.10	1.59
Portfolio turnover rate (%)	52	38	67	39	87

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund”  or collectively as “Funds” ) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds” ) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds” ). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.”  Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Fund’s financial statements and are available upon request.
Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	25

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.

26	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.
The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	27

relate to certain securities sold at a loss, investments in derivatives and the realized tax character on distributions from certain securities. The Funds may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.
At August 31, 2024, the DWS Multi-Asset Conservative Allocation Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$774,356
Net unrealized appreciation (depreciation) on investments	$8,465,596
At August 31, 2024, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $55,664,090. The net unrealized appreciation for all investments based on tax cost was $8,465,596. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $9,673,836 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,208,240.
In addition, during the years ended August 31, 2024 and August 31, 2023, the tax character of distributions paid to shareholders by DWS Multi-Asset Conservative Allocation Fund is summarized as follows:
	Years Ended August 31,
	2024	2023
Distributions from ordinary income*	$1,460,906	$1,446,658
Distributions from long-term capital gains	$1,255,456	$—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
At August 31, 2024, the DWS Multi-Asset Moderate Allocation Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$413,375
Undistributed long-term capital gains	$1,007,846
Net unrealized appreciation (depreciation) on investments	$5,734,759
At August 31, 2024, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was

28	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

$15,796,824. The net unrealized appreciation for all investments based on tax cost was $5,734,759. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,925,886 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $191,127.
In addition, during the years ended August 31, 2024 and August 31, 2023, the tax character of distributions paid to shareholders by DWS Multi-Asset Moderate Allocation Fund is summarized as follows:
	Years Ended August 31,
	2024	2023
Distributions from ordinary income*	$423,207	$321,801
Distributions from long-term capital gains	$811,662	$297,022

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended August 31, 2024, the Funds entered into futures contracts in order to hedge against potential adverse market movements

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	29

of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of August 31, 2024 is included in the tables following the Funds' Investment Portfolios. For the year ended August 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $452,000 to $21,184,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $281,000 to $5,091,000 for DWS Multi-Asset Moderate Allocation Fund. For the year ended August 31, 2024, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $3,768,000 for DWS Multi-Asset Conservative Allocation Fund and from $0 to approximately $895,000 for DWS Multi-Asset Moderate Allocation Fund.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended August 31, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value

30	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of August 31, 2024, is included in the tables following the Funds’ Investment Portfolios. For the year ended August 31, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $632,000 for DWS Multi-Asset Conservative Allocation Fund and from $0 to approximately $214,000 for DWS Multi-Asset Moderate Allocation Fund. For the year ended August 31, 2024, the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $632,000 for DWS Multi-Asset Conservative Allocation Fund and from $0 to approximately $214,000 for DWS Multi-Asset Moderate Allocation Fund.
The following tables summarize the value of the Fund’s derivative instruments held as of August 31, 2024 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

DWS Multi-Asset Conservative Allocation Fund
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$102,561	$102,561
Interest Rate Contracts (a)	—	771	771
Foreign Exchange Contracts (b)	6,762	—	6,762
	$6,762	$103,332	$110,094
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	31

DWS Multi-Asset Moderate Allocation Fund
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$46,877	$46,877
Interest Rate Contracts (a)	—	745	745
Foreign Exchange Contracts (b)	2,294	—	2,294
	$2,294	$47,622	$49,916
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts
DWS Multi-Asset Conservative Allocation Fund
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(17,100)	$(17,100)
Foreign Exchange Contracts (b)	(14,605)	—	(14,605)
	$(14,605)	$(17,100)	$(31,705)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts

32	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(7,893)	$(7,893)
Foreign Exchange Contracts (b)	(4,925)	—	(4,925)
	$(4,925)	$(7,893)	$(12,818)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the year ended August 31, 2024 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

DWS Multi-Asset Conservative Allocation Fund
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$40,443
Interest Rate Contracts (a)	(75,639)
$(35,196)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts
DWS Multi-Asset Moderate Allocation Fund
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$142,321
Interest Rate Contracts (a)	(44,434)
$97,887
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	33

DWS Multi-Asset Conservative Allocation Fund
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$89,794	$89,794
Interest Rate Contracts (a)	—	5,859	5,859
Foreign Exchange Contracts (a)	(7,843)	—	(7,843)
	$(7,843)	$95,653	$87,810
Each of the above derivatives is located in the following Statements of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
DWS Multi-Asset Moderate Allocation Fund
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$49,194	$49,194
Interest Rate Contracts (a)	—	(2,560)	(2,560)
Foreign Exchange Contracts (a)	(2,631)	—	(2,631)
	$(2,631)	$46,634	$44,003
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of August 31, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

34	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Toronto-Dominion Bank	$6,762	$(6,762)	$—	$—

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Toronto-Dominion Bank	$14,605	$(6,762)	$—	$7,843

DWS Multi-Asset Moderate Allocation Fund
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Toronto-Dominion Bank	$2,294	$(2,294)	$—	$—

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Toronto-Dominion Bank	$4,925	$(2,294)	$—	$2,631
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	35

Under the Restated Investment Management Agreement with the Advisor, each Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the year ended August 31, 2024, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.102% and 0.103% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.
The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At August 31, 2024, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund.
For the period from September 1, 2023 through September 30, 2023, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.05%	1.10%
Class C	1.80%	1.85%
Class S	.80%	.85%
Effective October 1, 2023 through November 30, 2024, for DWS Multi-Asset Conservative Allocation Fund and for the period from October 1, 2023 through September 30, 2024, for DWS Multi-Asset Moderate Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as

36	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	.95%	1.06%
Class C	1.70%	1.81%
Class S	.70%	.81%
Effective October 1, 2024, for DWS Multi-Asset Moderate Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
DWS Multi-Asset Moderate Allocation Fund
Class A	1.03%
Class C	1.78%
Class S	.78%
For the year ended August 31, 2024, fees waived and/or expenses reimbursed for each class were as follows:
DWS Multi-Asset Conservative Allocation Fund
Class A	$70,937
Class C	3,572
Class S	90,204
$164,713

DWS Multi-Asset Moderate Allocation Fund
Class A	$110,102
Class C	7,212
Class S	41,860
$159,174
Each Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to DIMA or other investment advisor, incurred by the Underlying Funds and in which it is invested.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	37

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee (“Administration Fee” ) of 0.097% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2024, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at August 31, 2024
DWS Multi-Asset Conservative Allocation Fund	$60,859	$5,194
DWS Multi-Asset Moderate Allocation Fund	$20,815	$1,733
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2024, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2024
DWS Multi-Asset Conservative Allocation Fund
Class A	$17,397	$2,848
Class C	840	135
Class S	33,150	5,436
	$51,387	$8,419
DWS Multi-Asset Moderate Allocation Fund
Class A	9,598	1,555
Class C	647	106
Class S	5,153	830
	$15,398	$2,491
In addition, for the year ended August 31, 2024, the amounts charged to the Funds for recordkeeping and other administrative services provided by

38	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$22,023
Class C	1,521
Class S	14,467
$38,011
DWS Multi-Asset Moderate Allocation Fund
Class A	15,059
Class C	1,457
Class S	3,234
$19,750
Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2024, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2024
DWS Multi-Asset Conservative Allocation Fund
Class C	$7,480	$657
DWS Multi-Asset Moderate Allocation Fund
Class C	6,551	578
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	39

accounts the firms service. For the year ended August 31, 2024, the Service Fees were as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2024	Annual Rate
DWS Multi-Asset Conservative Allocation Fund
Class A	$65,849	$11,700.24%
Class C	2,469	615.25%
	$68,318	$12,315
DWS Multi-Asset Moderate Allocation Fund
Class A	35,741	7,335.24%
Class C	2,179	419.25%
	$37,920	$7,754
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2024 for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $921 and $955, respectively.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the year ended August 31, 2024, there was no CDSC for Class C Shares for DWS Multi-Asset Conservative Allocation Fund. For the year ended August 31, 2024, the CDSC for Class C shares for DWS Multi-Asset Moderate Allocation Fund aggregated $21. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the year ended August 31, 2024, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders”  were as follows:
Other Service Fees	Total Aggregated	Unpaid at August 31, 2024
DWS Multi-Asset Conservative Allocation Fund	$1,408	$917
DWS Multi-Asset Moderate Allocation Fund	$1,408	$917
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

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Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. Each Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at August 31, 2024.
E.
Funds Share Transactions
DWS Multi-Asset Conservative Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	112,528	$1,445,002	84,578	$1,038,966
Class C	8,176	103,851	20,718	249,437
Class S	121,765	1,560,554	78,252	957,626
		$3,109,407		$2,246,029

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	41

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	86,145	$1,100,528	46,470	$559,781
Class C	2,604	33,300	1,117	13,441
Class S	117,307	1,494,719	68,944	828,769
		$2,628,547		$1,401,991
Shares redeemed
Class A	(291,675)	$(3,701,218)	(345,527)	$(4,160,346)
Class C	(8,679)	(112,142)	(33,909)	(414,584)
Class S	(508,045)	(6,498,599)	(494,256)	(6,050,704)
		$(10,311,959)		$(10,625,634)
Net increase (decrease)
Class A	(93,002)	$(1,155,688)	(214,479)	$(2,561,599)
Class C	2,101	25,009	(12,074)	(151,706)
Class S	(268,973)	(3,443,326)	(347,060)	(4,264,309)
		$(4,574,005)		$(6,977,614)
DWS Multi-Asset Moderate Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	136,430	$1,282,185	82,108	$734,490
Class C	10,937	106,592	1,340	11,967
Class S	35,102	329,197	20,160	180,766
		$1,717,974		$927,223
Shares issued to shareholders in reinvestment of distributions
Class A	90,081	$835,951	48,492	$418,486
Class C	4,529	42,165	2,207	19,109
Class S	37,217	344,627	20,237	174,245
		$1,222,743		$611,840

42	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(382,667)	$(3,632,015)	(193,541)	$(1,733,301)
Class C	(15,088)	(145,857)	(18,461)	(165,538)
Class S	(144,388)	(1,355,011)	(37,090)	(333,432)
		$(5,132,883)		$(2,232,271)
Net increase (decrease)
Class A	(156,156)	$(1,513,879)	(62,941)	$(580,325)
Class C	378	2,900	(14,914)	(134,462)
Class S	(72,069)	(681,187)	3,307	21,579
		$(2,192,166)		$(693,208)
F.
Payments by Affiliates
During the year ended August 31, 2024, the Advisor agreed to reimburse the Fund $1,404 for losses incurred on trades executed incorrectly for DWS Multi-Asset Moderate Allocation Fund. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Asset Allocation Trust and Shareholders of DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (the “Funds” ) (two of the funds constituting Deutsche DWS Asset Allocation Trust (the “Trust” )), including the investment portfolios, as of August 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the funds constituting Deutsche DWS Asset Allocation Trust) at August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

44	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 22, 2024

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	45

Tax Information (Unaudited)
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund paid distributions of $0.26 and $0.35 per share, respectively, from net long-term capital gains during its year ended August 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, DWS Multi-Asset Moderate Allocation Fund designates $1,119,000 as capital gain dividends for its year ended August 31, 2024.
For federal income tax purposes, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund designate $2,273,000 and $615,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

46	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund”  and collectively, the “Funds” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Funds' Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Funds' Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Funds.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	47

investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing each Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.
DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2022.

48	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective April 25, 2023. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2023. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2022.
Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant.
DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses” ).
DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.097% fee paid to DIMA

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	49

under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge Universe Expenses.
The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.
On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing each Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of each Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of each Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

50	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	51

MULTI-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, each a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/28/2024